Critical accounting judgements and key sources of estimation uncertainty (Tables)	6 Months Ended
Jun. 30, 2025
Critical accounting judgements and key sources of estimation uncertainty
Schedule of information relating to measurement input of warrant liabilities

	Tranche A warrants	Tranche B warrants
Share price ($)	5.60	5.60
Strike price ($)	6.00	7.50
Risk free rate (%)	4.40	4.40
Time to maturity (years)	1.6	5.0
Dividend yield (%)	—	—
Volatility (%)	85.00	85.00